Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Provision
Total Provision for Income Taxes	$ (313)	$ (657)
Coinshares International Limited [Member]
Current Provision
Domestic			$ 377	$ (6)	$ 61
Foreign			72	941	654
Total Current Provision			449	935	715
Deferred Provision
Domestic
Foreign
Total Deferred Provision
Total Provision for Income Taxes			$ 449	$ 935	$ 715